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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-03715
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: : 03/31/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2008
(UNAUDITED)

                                                                     PRINCIPAL AMOUNT                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 96.1%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 23.3%
U.S. Treasury Bonds
4.50%                                   02/15/36                       $     385                               $     397
4.75%                                   02/15/37                          10,231                                  10,981
U.S. Treasury Notes
3.63%                                   10/31/09 - 12/31/12               42,894                                  45,102 (j)
4.25%                                   11/15/17                          19,357                                  20,642 (j)
4.50%                                   11/15/10 - 05/15/17                  142                                     153 (j)
4.63%                                   11/15/09 - 02/15/17                  285                                     299 (j)
4.75%                                   08/15/17                           7,260                                   8,029 (j)
                                                                                                                  85,603

FEDERAL AGENCIES - 2.8%
Federal Home Loan Mortgage Corp.
4.13%                                   12/21/12                           4,015                                   4,173
4.88%                                   02/09/10                           5,975                                   6,257
                                                                                                                  10,430

AGENCY MORTGAGE BACKED - 34.1%
Federal Home Loan Mortgage Corp.
4.50%                                   06/01/33 - 02/01/35                  765                                     738 (h)
5.00%                                   07/01/35 - 10/01/35                1,088                                   1,077 (h)
5.50%                                   05/01/20 - 05/01/36                3,239                                   3,267 (h)
6.00%                                   04/01/17 - 06/01/37                3,552                                   3,659 (h)
6.50%                                   01/01/27 - 08/01/36                1,585                                   1,649 (h)
7.00%                                   10/01/16 - 08/01/36                  526                                     557 (h)
7.50%                                   11/01/09 - 09/01/33                   94                                      98 (h)
8.00%                                   11/01/30                              17                                      19 (h)
6.00%                                   TBA                                1,300                                   1,333 (c)
Federal National Mortgage Assoc.
4.00%                                   05/01/19 - 06/01/19                  723                                     705 (h)
4.50%                                   05/01/18 - 02/01/35                2,238                                   2,219 (h)
5.00%                                   07/01/20 - 05/01/36                2,376                                   2,361 (h)
5.00%                                   07/01/35                           1,395                                   1,417 (h,i)
5.10%                                   08/01/35                             918                                     938 (h,i)
5.26%                                   04/01/37                             411                                     419 (i)
5.44%                                   04/01/37                              30                                      31 (i)
5.50%                                   03/01/14 - 04/01/38                9,232                                   9,347 (h)
5.52%                                   04/01/37                             354                                     362 (i)
5.53%                                   04/01/37                             158                                     162 (i)
5.56%                                   04/01/37                             409                                     419 (i)
5.59%                                   04/01/37                             446                                     458 (i)
5.62%                                   03/01/37 - 06/01/37                  657                                     672 (i)
5.66%                                   05/01/37                             260                                     267 (i)
5.68%                                   04/01/37                             336                                     345 (i)
5.70%                                   04/01/37                             646                                     664 (i)
5.71%                                   04/01/37                             707                                     726 (i)
5.84%                                   06/01/37                             828                                     849 (i)
6.00%                                   02/01/14 - 03/01/38               12,167                                  12,482 (h)
6.04%                                   10/01/37                             581                                     599 (i)
6.50%                                   02/01/14 - 12/01/36                5,577                                   5,787 (h)
7.00%                                   08/01/13 - 06/01/36                1,687                                   1,787 (h)
7.50%                                   08/01/13 - 03/01/34                  599                                     637 (h)
8.00%                                   12/01/11 - 11/01/33                  269                                     291 (h)
8.50%                                   04/01/30 - 05/01/31                   34                                      38 (h)
9.00%                                   06/01/09 - 12/01/22                   94                                     100 (h)
5.00%                                   TBA                               16,542                                  16,433 (c)
5.50%                                   TBA                               30,495                                  30,753 (c)
6.00%                                   TBA                               11,061                                  11,348 (c)
Government National Mortgage Assoc.
4.50%                                   08/15/33 - 09/15/34                1,373                                   1,339 (h)
5.00%                                   08/15/33                             326                                     327 (h)
6.00%                                   04/15/27 - 09/15/36                1,323                                   1,368 (h)
6.50%                                   04/15/19 - 09/15/36                1,159                                   1,211 (h)
7.00%                                   03/15/12 - 10/15/36                  646                                     680 (h)
7.50%                                   03/15/23 - 10/15/33                  126                                     133 (h)
8.00%                                   09/15/27 - 06/15/30                   41                                      45 (h)
8.50%                                   10/15/17                              77                                      85 (h)
9.00%                                   11/15/16 - 12/15/21                  150                                     162 (h)
5.50%                                   TBA                                4,565                                   4,650 (c)
                                                                                                                 125,013

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.5%
Collateralized Mortgage Obligation
Trust (Class B)
2.40%                                   11/01/18                              23                                      21 (d,f,h)
Federal Home Loan Mortgage
4.96%                                   08/01/35                           1,494                                   1,159 (d,f)
Federal Home Loan Mortgage Corp.
4.50%                                   04/15/13 - 03/15/19                1,439                                     112 (d,g,h)
5.00%                                   04/15/14 - 12/01/34               10,314                                   2,077 (d,g,h)
5.50%                                   04/15/17 - 06/15/33                1,041                                     175 (d,g,h)
5.50%                                   04/15/26                             309                                     317
6.76%                                   12/15/33                             315                                     294 (h,i)
7.50%                                   01/15/16                              74                                      77 (h)
8.00%                                   04/15/20                              16                                      16 (h)
8.00%                                   02/01/23 - 07/01/24                   24                                       6 (d,g,h)
9.68%                                   06/15/33                             974                                   1,057 (h,i)
11.64%                                  11/15/37                             851                                     665 (d,f)
44.12%                                  09/25/43                           3,284                                      20 (d,g,h)
Federal Home Loan Mortgage STRIPS
4.98%                                   08/01/27                               5                                       5 (d,f,h)
Federal National Mortgage Assoc.
3.85%                                   05/25/37 - 06/25/37                   22                                       2 (d,g,i)
4.00%                                   02/25/28                              29                                      29 (h)
4.40%                                   10/25/29                             815                                      72 (d,g,h,i)
4.50%                                   05/25/18                             294                                      20 (d,g,h)
4.75%                                   11/25/14                             132                                       5 (d,g,h)
5.00%                                   08/25/17 - 02/25/32                  353                                      32 (d,g,h)
5.00%                                   10/25/35                             256                                     224
5.00%                                   09/25/42                           1,967                                     259 (d,g,h,i)
5.10%                                   08/25/16                             454                                      30 (d,g,h,i)
5.50%                                   03/25/29 - 01/25/33                1,413                                   1,422
8.00%                                   07/25/14                             101                                     102 (h)
36.54%                                  12/25/42                             911                                      28 (d,g,h)
Federal National Mortgage Assoc.
(Class 1)
5.30%                                   11/01/34                             874                                     694 (d,f,h)
4.50%                                   09/01/35 - 01/01/36                2,617                                     580 (d,g)
4.90%                                   07/01/34                             993                                     758 (d,f)
Federal National Mortgage Assoc.
(Class 2)
5.00%                                   09/01/33                             845                                     194 (d,g)
5.50%                                   12/01/33                             236                                      50 (d,g)
Federal National Mortgage Assoc. REMIC
4.50%                                   11/25/13                             236                                       6 (d,g,h)
5.00%                                   10/25/22                             330                                      44 (d,g,h)
10.89%                                  03/25/31                             725                                     782 (h,i)
Federal National Mortgage Assoc. REMIC
(Class B)
3.52%                                   12/25/22                              17                                      15 (d,f,h)
Federal National Mortgage Assoc. REMIC
(Class J)
1080.91%                                03/25/22                               -                                       - (d,g,h)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%                                05/25/22                               -                                       1 (d,g,h)
Federal National Mortgage Assoc.
STRIPS (Class 1)
5.02%                                   10/01/36                           4,705                                   3,624 (d,f)
Federal National Mortgage Assoc.
STRIPS (Class 2)
5.00%                                   08/01/34                           6,269                                   1,527 (d,g)
7.50%                                   11/01/23                              77                                      23 (d,g,h)
8.00%                                   08/01/23 - 07/01/24                   51                                      12 (d,g,h)
8.50%                                   03/01/17 - 07/25/22                   53                                      11 (d,g,h)
9.00%                                   05/25/22                              18                                       5 (d,g,h)
                                                                                                                  16,552

ASSET BACKED - 7.3%
AESOP Funding II LLC (Class A)
2.66%                                   04/20/10                           1,000                                     931 (b,h,i,r)
Capital Auto Receivables Asset Trust
(Class A)
4.10%                                   01/15/10                             885                                     876 (b,d,i)
Capital One Auto Finance Trust
2.82%                                   04/15/12                           4,000                                   3,696 (h,i,r)
Capital One Master Trust (Class C)
6.70%                                   06/15/11                             149                                     151 (b,h,r)
Capital One Multi-Asset Execution
Trust (Class A)
2.85%                                   03/16/15                             290                                     278 (h,i)
Chase Funding Mortgage Loan
Asset-Backed Certificates
5.75%                                   05/25/32                              62                                      37 (h)
Citibank Credit Card Issuance Trust
4.45%                                   04/07/10                             496                                     496 (h,r)
Countrywide Asset-Backed Certificates
(Class A)
2.87%                                   05/25/36                               5                                       5 (h,i)
3.16%                                   08/25/32                              39                                      35 (h,i)
Discover Card Master Trust I (Class A)
2.85%                                   04/17/12                           8,000                                   7,897 (h,i)
GSAA Trust
3.00%                                   05/25/34                              96                                      92 (h,i)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                   10/15/10                             382                                     383 (h)
Indymac Residential Asset Backed Trust
(Class M)
4.60%                                   04/25/37                             146                                      19 (h,i,r)
JP Morgan Mortgage Acquisition Corp.
2.75%                                   03/01/37                           1,000                                     820 (i,r)
Mid-State Trust
7.54%                                   07/01/35                              65                                      67 (h,r)
Option One Mortgage Loan Trust
2.73%                                   07/25/37                           1,500                                   1,245 (i,r)
Peco Energy Transition Trust
6.52%                                   12/31/10                             400                                     427 (h)
Residential Asset Mortgage Products,
Inc.
2.84%                                   03/25/34                              12                                      12 (h,i)
3.26%                                   12/25/33                               3                                       3 (h,i)
Residential Asset Securities Corp.
3.10%                                   07/25/32                              43                                      39 (h,i)
Residential Asset Securities Corp.
(Class A)
3.18%                                   06/25/33                              78                                      68 (h,i)
4.16%                                   07/25/30                              72                                      72 (h)
Structured Asset Investment Loan Trust
2.83%                                   02/25/35                              29                                      29 (b,h,i)
Superior Wholesale Inventory Financing
Trust (Class A)
3.00%                                   06/15/10                           4,000                                   3,987 (h,i)
Swift Master Auto Receivables Trust
(Class A)
2.92%                                   06/15/12                           3,000                                   2,805 (h,i)
Triad Auto Receivables Owner Trust
(Class A)
3.00%                                   02/12/14                           2,000                                   1,864 (h,i)
Wachovia Asset Securitization Inc.
(Class A)
2.82%                                   06/25/34                             181                                     167 (h,i)
Wells Fargo Home Equity Trust
3.97%                                   05/25/34                             136                                     131 (h)
                                                                                                                  26,632

CORPORATE NOTES - 14.5%
Abbey National PLC
7.95%                                   10/26/29                             330                                     365 (h)
AES Ironwood LLC
8.86%                                   11/30/25                             842                                     914 (h)
American Electric Power Company, Inc.
(Series D)
5.25%                                   06/01/15                             335                                     316 (h)
American International Group, Inc.
5.85%                                   01/16/18                             454                                     440 (h)
American Railcar Industries, Inc.
7.50%                                   03/01/14                             170                                     150 (h)
Amgen, Inc.
5.85%                                   06/01/17                             425                                     425 (h)
Archer-Daniels-Midland Co.
6.45%                                   01/15/38                             453                                     456 (h)
Arizona Public Service Co.
6.25%                                   08/01/16                             485                                     467 (h)
BAC Capital Trust VI
5.63%                                   03/08/35                             495                                     413 (h)
Banco Santander Chile
5.38%                                   12/09/14                             477                                     465 (b,h)
Bank of America Corp.
8.00%                                   12/29/49                             450                                     451 (h)
Bear Stearns Companies Inc.
5.85%                                   07/19/10                             300                                     290 (h)
6.95%                                   08/10/12                           1,050                                   1,051 (h)
BellSouth Corp.
4.20%                                   09/15/09                             460                                     464 (h)
6.55%                                   06/15/34                             180                                     175 (h)
Bertin LTDA
10.25%                                  10/05/16                             100                                     102 (b,h)
Bristol-Myers Squibb Co.
5.88%                                   11/15/36                             255                                     245 (h)
British Telecommunications PLC
8.63%                                   12/15/10                             195                                     213 (h)
Capital One Bank
6.50%                                   06/13/13                             195                                     195 (h)
Cargill Inc.
5.20%                                   01/22/13                             652                                     658 (b,h)
6.00%                                   11/27/17                             755                                     762 (b,h)
Carolina Power & Light Co.
5.15%                                   04/01/15                             230                                     234 (h)
5.70%                                   04/01/35                             130                                     124 (h)
6.13%                                   09/15/33                             240                                     242 (h)
Chubb Corp.
6.00%                                   05/11/37                             385                                     346 (h)
Citigroup Capital
8.30%                                   12/21/57                             151                                     149 (h)
Citigroup, Inc.
5.13%                                   02/14/11                             590                                     592 (h)
Clarendon Alumina Production Ltd.
8.50%                                   11/16/21                             235                                     237 (b,h)
COX Communications, Inc.
7.13%                                   10/01/12                             665                                     703 (h)
7.75%                                   11/01/10                             360                                     385 (h)
Credit Suisse
6.00%                                   02/15/18                             510                                     509 (h)
CSX Transportation, Inc.
9.75%                                   06/15/20                             202                                     243 (h)
CVS Caremark Corp.
5.75%                                   06/01/17                             627                                     634
Daimler Finance North America LLC
4.05%                                   06/04/08                             330                                     330 (h)
Diageo Capital PLC
5.20%                                   01/30/13                             300                                     309 (h)
Dominion Resources, Inc. (Series B)
6.30%                                   09/30/66                           1,155                                   1,039 (h)
Dover Corp.
6.50%                                   02/15/11                             230                                     246 (h)
DP World Ltd.
6.85%                                   07/02/37                             300                                     249 (b,h)
Duke Energy Carolinas LLC
5.38%                                   01/01/09                             150                                     152 (h)
EI Du Pont de Nemours & Co.
4.88%                                   04/30/14                             310                                     310 (h)
El Paso Electric Co.
6.00%                                   05/15/35                             245                                     218 (h)
Empresa Energetica de Sergipe and
Sociedade
Anonima de Eletrificaao da Paraiba
10.50%                                  07/19/13                             170                                     184 (b,h)
Galaxy Entertainment Finance Company
Ltd.
9.88%                                   12/15/12                             150                                     149 (h)
Globo Comunicacoe e Participacoes S.A.
7.25%                                   04/26/22                             230                                     224 (b,h)
Goldman Sachs Group, Inc.
5.95%                                   01/18/18                             300                                     296 (h)
6.60%                                   01/15/12                           1,260                                   1,337 (h)
GTE Corp.
7.51%                                   04/01/09                             330                                     341 (h)
Hewlett-Packard Co.
5.50%                                   03/01/18                             449                                     458
Hexion US Finance Corp/Hexion Nova
Scotia Finance ULC
9.75%                                   11/15/14                             835                                     896
HSBC Bank USA NA
4.63%                                   04/01/14                             175                                     168 (h)
HSBC Capital Funding LP
4.61%                                   12/31/49                             405                                     357 (b,h,r)
HSBC Capital Funding LP (Series 1)
9.55%                                   12/31/49                             585                                     629 (b,h,r)
HSBC Finance Corp.
6.75%                                   05/15/11                             260                                     276 (h)
HSBC Holdings PLC
6.50%                                   05/02/36                             100                                      96 (h)
Hydro Quebec
8.50%                                   12/01/29                             215                                     307 (h)
IIRSA Norte Finance Ltd.
8.75%                                   05/30/24                             464                                     516 (b,h)
ING Capital Funding TR III
8.44%                                   12/29/49                             480                                     472
ING Groep N.V.
5.78%                                   12/29/49                             485                                     399
Intergen N.V.
9.00%                                   06/30/17                             515                                     538 (b)
International Steel Group Inc.
6.50%                                   04/15/14                             400                                     411
Interoceanica IV Finance Ltd.
4.14%                                   11/30/18                             400                                     258 (b,d)
4.43%                                   11/30/25                             200                                      92 (b,d)
JBS S.A.
9.38%                                   02/07/11                             320                                     319
John Deere Capital Corp.
4.50%                                   04/03/13                             151                                     152
JP Morgan Chase & Co.
7.00%                                   11/15/09                             590                                     614 (h)
JP Morgan Chase Bank
5.88%                                   06/13/16                             420                                     435
Kansas Gas & Electric
5.65%                                   03/29/21                             156                                     151 (h)
Landsbanki Islands
3.79%                                   08/25/09                             200                                     181 (b,h,i,r)
Lehman Brothers Holdings, Inc.
2.65%                                   12/23/08                              78                                      76 (i)
3.98%                                   10/22/08                             172                                     167 (i)
5.63%                                   01/24/13                             300                                     290
Lippo Karawaci Finance BV
8.88%                                   03/09/11                             350                                     329
Lukoil International Finance BV
6.36%                                   06/07/17                              90                                      83 (b)
LyondellBasell Industries AF SCA
8.38%                                   08/15/15                             880                                     642 (b)
Marfrig Overseas Ltd.
9.63%                                   11/16/16                             415                                     396 (b)
Markel Corp.
7.35%                                   08/15/34                             160                                     165 (h,r)
McDonald's Corp.
5.80%                                   10/15/17                             303                                     315
6.30%                                   03/01/38                             449                                     454
Mediacom LLC/Mediacom Capital Corp.
9.50%                                   01/15/13                             840                                     773 (h)
Merck & Company, Inc.
5.75%                                   11/15/36                             170                                     171 (h)
Metropolitan Life Global Funding I
4.25%                                   07/30/09                             460                                     465 (b,h)
Midamerican Energy Holdings Co.
6.13%                                   04/01/36                             330                                     319 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                   12/29/49                             445                                     442 (r)
Morgan Stanley (Series F)
6.63%                                   04/01/18                             500                                     504
Munich Re America Corp. (Series B)
7.45%                                   12/15/26                             290                                     318 (h)
NAK Naftogaz Ukrainy
8.13%                                   09/30/09                             300                                     291
Nakilat Inc.
6.07%                                   12/31/33                             100                                      91 (b,h,r)
6.27%                                   12/31/33                             405                                     361 (b,h,r)
Nelnet, Inc.
5.13%                                   06/01/10                             600                                     582 (h,r)
NGPL PipeCo LLC
7.12%                                   12/15/17                             318                                     329 (b)
Norfolk Southern Corp.
6.00%                                   04/30/08                              40                                      40 (h)
8.63%                                   05/15/10                             465                                     509 (h)
Norfolk Southern Railway Co.
9.75%                                   06/15/20                             353                                     469 (h)
Northeast Utilities (Series B)
3.30%                                   06/01/08                             330                                     330 (h)
Northern States Power
6.25%                                   06/01/36                             190                                     193 (h)
NorthWestern Corp.
5.88%                                   11/01/14                             600                                     605 (h)
OPTI Canada Inc.
8.25%                                   12/15/14                             402                                     398
Pacific Bell Telephone Co.
7.13%                                   03/15/26                             160                                     165 (h)
Pacific Gas & Electric Co.
5.80%                                   03/01/37                             165                                     155
PanAmSat Corp.
9.00%                                   08/15/14                             725                                     730 (h)
Pemex Finance Ltd.
9.03%                                   02/15/11                             543                                     585 (h)
Pemex Project Funding Master Trust
6.13%                                   08/15/08                              13                                      13
7.88%                                   02/01/09                             150                                     155
Petrobras International Finance Co.
5.88%                                   03/01/18                             150                                     145
PNC Preferred Funding Trust I
6.52%                                   12/31/49                             530                                     382 (b,r)
Potomac Edison Co.
5.35%                                   11/15/14                             245                                     247 (h)
Public Service Company of Colorado
7.88%                                   10/01/12                             495                                     564 (h)
Puget Sound Energy, Inc.
3.36%                                   06/01/08                             335                                     335 (h)
5.48%                                   06/01/35                             330                                     277 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                   06/01/67                             545                                     484 (r)
Rede Empresas de Energia Eletrica S.A.
11.13%                                  04/02/49                             350                                     318 (b)
Rock-Tenn Co.
8.20%                                   08/15/11                             785                                     805
Royal Bank of Scotland Group PLC
5.00%                                   10/01/14                             355                                     334 (h)
Sabine Pass LNG LP
7.25%                                   11/30/13                             470                                     454
7.50%                                   11/30/16                             715                                     690
Security Benefit Life Insurance
8.75%                                   05/15/16                             325                                     351 (b,r)
Sierra Pacific Resources
8.63%                                   03/15/14                             394                                     414
Skandinaviska Enskilda Banken AB
7.50%                                   03/29/49                             295                                     304 (b,h,r)
Southern Copper Corp.
7.50%                                   07/27/35                              76                                      78
Sovereign Capital Trust VI
7.91%                                   06/13/36                             589                                     479 (h,r)
Sprint Capital Corp.
7.63%                                   01/30/11                             825                                     763 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                   12/03/14                             510                                     511 (r)
Stewart Enterprises, Inc.
6.25%                                   02/15/13                             415                                     388 (h)
Telecom Italia Capital S.A.
6.20%                                   07/18/11                             506                                     504
Telefonica Emisiones SAU
5.86%                                   02/04/13                             450                                     454
Tesco PLC
5.50%                                   11/15/17                             400                                     408 (b)
Titan Petrochemicals Group Ltd.
8.50%                                   03/18/12                             235                                     169 (b)
TNK-BP Finance S.A.
6.63%                                   03/20/17                             195                                     169 (b)
Transocean, Inc.
6.00%                                   03/15/18                             450                                     461
Tronox Worldwide LLC
9.50%                                   12/01/12                             560                                     479 (h)
UBS Preferred Funding Trust I
8.62%                                   10/29/49                             330                                     328
Valspar Corp.
5.63%                                   05/01/12                             310                                     312 (r)
Verizon Global Funding Corp.
7.25%                                   12/01/10                             517                                     555
Verizon Pennsylvania, Inc.
8.35%                                   12/15/30                             200                                     230 (h)
VTB Capital S.A.
3.84%                                   08/01/08                             335                                     331 (b,h,i)
Wachovia Corp. (Series K)
7.98%                                   12/31/49                             300                                     295
Wal-Mart Stores, Inc.
5.80%                                   02/15/18                             300                                     313
Wells Fargo & Co.
5.63%                                   12/11/17                             155                                     159
Wells Fargo Bank NA
5.95%                                   08/26/36                             350                                     339 (h)
Westar Energy, Inc.
7.13%                                   08/01/09                             335                                     350 (h)
Westlake Chemical Corp.
6.63%                                   01/15/16                             775                                     678 (h)
                                                                                                                  53,291

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.1%
Banc of America Alternative Loan Trust
6.50%                                   07/25/35                             326                                     307 (h)
Banc of America Commercial Mortgage
Inc.
5.32%                                   09/10/47                             750                                     732 (h)
Banc of America Commercial Mortgage
Inc. (Class C)
5.70%                                   04/10/17                             300                                     205 (h,r)
Banc of America Funding Corp.
5.74%                                   03/20/36                             263                                     279 (h,i,r)
5.82%                                   02/20/36                             454                                     438 (h,r)
Banc of America Mortgage Securities
Inc. (Class B)
5.38%                                   01/25/36                             273                                     214 (h,i)
5.55%                                   02/25/36                             209                                     173 (h,i)
Bear Stearns Asset Backed Securities
Trust (Class A)
3.39%                                   07/25/36                           1,418                                   1,327 (h,i)
Bear Stearns Commercial Mortgage
Securities
5.41%                                   03/11/39                             222                                     221 (h)
5.48%                                   10/12/41                             758                                     743 (h)
5.53%                                   10/12/41                             758                                     718 (h)
6.02%                                   02/14/31                             719                                     721 (h)
Bear Stearns Commercial Mortgage
Securities (Class A)
5.66%                                   06/11/40                           1,600                                   1,568 (h)
Bear Stearns Commercial Mortgage
Securities (Class D)
5.99%                                   09/11/42                             100                                      60 (b,h,r)
Countrywide Alternative Loan Trust
5.98%                                   05/25/36                              98                                      58 (h,r)
6.00%                                   03/25/36 - 08/25/36                  480                                      83 (h,r)
Countrywide Alternative Loan Trust
(Class B)
6.00%                                   05/25/36 - 08/25/36                  296                                      78 (h,r)
Countrywide Asset-Backed Certificates
3.42%                                   11/25/35                             360                                     328 (h,i)
Credit Suisse Mortgage Capital
Certificates
5.47%                                   09/15/39                             689                                     678 (h)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                   02/25/36                             146                                      94 (h,r)
Crusade Global Trust (Class A)
2.95%                                   09/18/34                              48                                      47 (h,i)
CS First Boston Mortgage Securities
Corp.
1.40%                                   03/15/35                          10,055                                     251 (b,h,r)
5.25%                                   08/25/34                             184                                     178 (h)
5.33%                                   10/25/35                             250                                     168 (h,r)
6.13%                                   04/15/37                             520                                     533 (h)
6.84%                                   07/15/37                           7,309                                     143 (b,d,h,r)
First Horizon Alternative Mortgage
Securities (Class B)
5.98%                                   05/25/36                              98                                      30 (h,r)
First Union-Lehman Brothers-Bank of
America
6.56%                                   11/18/35                             114                                     113 (h)
GMAC Commercial Mortgage Securities,
Inc.
6.42%                                   05/15/35                             815                                     815 (h)
6.47%                                   04/15/34                             298                                     301 (h)
GMAC Commercial Mortgage Securities,
Inc. (Class X)
6.73%                                   12/10/41                          10,766                                     175 (d,h,r)
Greenwich Capital Commercial Funding
Corp.
5.12%                                   04/10/37                             626                                     622 (h)
GS Mortgage Securities Corp II
(Class A)
5.80%                                   08/10/45                           1,460                                   1,467 (h)
Impac CMB Trust
2.86%                                   04/25/35                             638                                     486 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                   01/25/36                             100                                      64 (h,r)
Indymac INDA Mortgage Loan Trust
(Class B)
5.16%                                   01/25/36                             144                                     123 (h,r)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.11%                                   01/12/39                           5,880                                     153 (b,h,r)
6.06%                                   02/15/51                           1,200                                   1,111
6.20%                                   02/12/51                             155                                      94 (b,r)
6.47%                                   11/15/35                             457                                     473 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                   09/15/27                             755                                     739 (h)
6.23%                                   03/15/26                             371                                     374 (h)
6.71%                                   01/18/12                           8,942                                     185 (d,h,r)
10.04%                                  01/15/36                           3,056                                     156 (b,d,h,r)
10.43%                                  10/15/35                           2,488                                      92 (b,d,h,r)
11.38%                                  03/15/36                           8,288                                     196 (b,d,h,r)
11.58%                                  02/15/40                           8,074                                     145 (b,d,h,r)
LB-UBS Commercial Mortgage Trust
(Class A)
6.13%                                   12/15/30                             832                                     855 (h)
LB-UBS Commercial Mortgage Trust
(Class B)
6.65%                                   07/14/16                             103                                     106 (b,h)
LB-UBS Commercial Mortgage Trust
(Class F)
6.24%                                   07/15/40                             280                                     164 (r)
LB-UBS Commercial Mortgage Trust
(Class X)
7.22%                                   09/15/39                          21,163                                     561 (d,h,r)
11.38%                                  12/15/39                           6,856                                     101 (b,d,h,r)
MASTR Alternative Loans Trust
5.00%                                   08/25/18                             321                                      49 (d,g,h)
6.50%                                   08/25/34 - 05/25/35                1,523                                   1,436 (h)
Merrill Lynch Mortgage Trust (Class A)
5.61%                                   05/12/39                             757                                     754 (h)
Merrill Lynch/Countrywide Commercial
Mortgage Trust
5.42%                                   08/12/48                             400                                     351
MLCC Mortgage Investors, Inc.
5.37%                                   02/25/36                             225                                     188 (h)
Morgan Stanley Capital I
5.28%                                   12/15/43                             296                                     288 (h)
5.33%                                   12/15/43                             296                                     288 (h)
5.39%                                   11/12/41                             848                                     677 (h)
5.44%                                   02/12/44                             295                                     288 (b)
5.69%                                   04/15/49                           2,250                                   2,215 (h)
5.71%                                   07/12/44                             350                                     345 (h)
Morgan Stanley Capital I (Class A)
5.36%                                   02/12/44                             500                                     489
Morgan Stanley Dean Witter Capital I
(Class A)
6.54%                                   02/15/31                             214                                     219 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                   03/15/30                             182                                     182 (h)
Puma Finance Ltd. (Class A)
2.76%                                   03/25/34                             123                                     117 (h,i)
4.63%                                   10/11/34                             161                                     156 (h,i)
Residential Accredit Loans, Inc.
6.00%                                   01/25/36                             388                                     246 (h,r)
6.04%                                   01/25/36                             153                                     115 (h,r)
Residential Funding Mortgage
Securities I
5.75%                                   01/25/36                              98                                      67 (h)
5.75%                                   01/25/36                             179                                     130 (h,r)
Structured Asset Securities Corp.
(Class X)
2.16%                                   02/25/28                             499                                       2
Wachovia Bank Commercial Mortgage Trust
5.42%                                   04/15/47                           1,200                                   1,171
5.74%                                   06/15/49                           1,460                                   1,455
Wachovia Bank Commercial Mortgage
Trust (Class E)
5.90%                                   02/15/51                             875                                     546 (r)
WaMu Mortgage Pass Through Certificates
2.93%                                   01/25/45                             481                                     371 (h,i)
Wells Fargo Mortgage Backed Securities
Trust
5.39%                                   08/25/35                             626                                     551 (h,i)
5.50%                                   01/25/36                             363                                     244 (h)
Wells Fargo Mortgage Backed Securities
Trust (Class B)
5.50%                                   03/25/36                             496                                     355 (h)
                                                                                                                  33,341

SOVEREIGN BONDS - 0.5%
Government of Bahamas
6.63%                                   05/15/33                             380                                     445 (b,h,r)
Government of Canada
7.50%                                   09/15/29                             460                                     609
Government of Manitoba Canada
4.90%                                   12/06/16                             315                                     337 (h)
Government of Panama
6.70%                                   01/26/36                             290                                     295
                                                                                                                   1,686

TOTAL BONDS AND NOTES                                                                                            352,548
 (COST $358,632)

------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 9.1%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 5.9%
Arran Master Trust (Class A)
2.84%                                   12/15/10                          $2,000                                  $1,977
Chase Issuance Trust (Class A)
2.84%                                   11/15/11                           2,000                                   1,974 (i)
CNH Wholesale Master Note Trust
(Class A)
2.93%                                   06/15/11                           1,000                                     998 (i)
Countrywide Asset-Backed Certificates
3.46%                                   05/25/33                              42                                      41 (i)
Countrywide Asset-Backed Certificates
(Class 2)
3.20%                                   06/25/33                               2                                       2 (i)
Discover Card Master Trust I
2.83%                                   04/15/10                           5,000                                   4,906 (i)
First Franklin Mortgage Loan Asset
Backed Certificates (Class M)
3.05%                                   03/25/35                           5,000                                   3,834 (i,r)
Fleet Home Equity Loan Trust (Class A)
2.79%                                   01/20/33                             337                                     281 (i)
GMAC Mortgage Corp. Loan Trust
2.69%                                   08/25/35                           2,000                                   1,990 (i,r)
GSAA Trust
3.00%                                   05/25/34                              96                                      92 (h,i)
GSAMP Trust
2.75%                                   12/25/35                             873                                     853 (i)
JP Morgan Mortgage Acquisition Corp.
2.71%                                   01/25/36                             529                                     526 (i)
Nissan Auto Lease Trust
2.89%                                   02/15/13                           2,200                                   2,139 (i)
Residential Asset Securities Corp.
2.85%                                   01/25/36                           1,927                                   1,685 (i)
Wachovia Asset Securitization Inc.
(Class A)
2.82%                                   06/25/34                             362                                     334 (h,i)
                                                                                                                  21,632

CORPORATE NOTES - 0.5%
Morgan Stanley
3.21%                                   05/07/09                           1,640                                   1,613 (i)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7%
Banc of America Large Loan Inc.
3.03%                                   03/15/22                           3,500                                   3,273 (b,d,i)
Impac CMB Trust (Class 1)
2.96%                                   10/25/34                             576                                     416 (i)
Interstar Millennium Trust (Class A)
3.05%                                   03/14/36                              70                                      67 (i)
Lehman Brothers Floating Rate
Commercial Mortgage Trust
2.99%                                   10/15/17                             391                                     366 (b,i)
Morgan Stanley Capital I
3.36%                                   01/15/21                           2,000                                   1,680 (b,i)
MortgageIT Trust (Class A)
2.90%                                   08/25/35                           2,879                                   2,398 (i)
National RMBS Trust
2.65%                                   03/20/34                             138                                     123 (i)
Nomura Asset Acceptance Corp.
2.73%                                   03/25/37                           1,538                                   1,402 (i)
WaMu Mortgage Pass Through Certificates
2.94%                                   01/25/45                             231                                     180 (i)
                                                                                                                   9,905

TOTAL SECURITIES PURCHASED WITH                                                                                   33,150
COLLATERAL FROM SECURITIES ON LOAN
 (COST $36,359)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.5%
------------------------------------------------------------------------------------------------------------------------------------

OTHER INVESTMENTS - 0.1%
GEI Investment Trust                                                                                                 528 (k)

OTHER INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES  ON LOAN - 0.4%
GEI Investment Fund                                                                                                1,379 (k)

TOTAL OTHER INVESTMENTS                                                                                            1,907
 (COST $2,445)

TOTAL INVESTMENTS IN SECURITIES                                                                                  387,605
 (COST $397,436)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 35.0%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 14.7%
GE Money Market Fund Institutional
Class
2.08%                                                                                                             53,943 (d,q)

                                                                       PRINCIPAL
                                                                          AMOUNT
----------------------------------------------------------------------------------
U.S. GOVERNMENTS - 9.8%
Federal Home Loan Bank Discount Notes
1.82%                                   04/15/08                         $20,000                                  19,986 (d)
U.S. Treasury Bill
1.70%                                   04/03/08                          16,000                                  15,998 (d)
                                                                                                                  35,984

TIME DEPOSIT - 0.3%
State Street Corp.
1.75%                                   04/01/08                           1,050                                   1,050 (e)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 10.2%
GE Money Market Fund Institutional
Class
2.08%                                                                                                             37,445 (d,q)

TOTAL SHORT-TERM INVESTMENTS                                                                                     128,422
 (COST $128,422)

TOTAL INVESTMENTS                                                                                                516,027
 (COST $525,858)

LIABILITIES IN EXCESS OF OTHER ASSETS,                                                                         (149,173)
NET - (40.7)%
                                                                                                             -----------
NET ASSETS  - 100.0%                                                                                         $   366,854
                                                                                                             ===========


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Elfun Income Fund had the following long futures contracts open at March 31, 2008 (unaudited);

                                                                                                        UNREALIZED
                                                                   NUMBER OF          CURRENT          APPRECIATION/
DESCRIPTION                                 EXPIRATION DATE        CONTRACTS      NOTIONAL VALUE       DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Euro Schatz Futures                            June 2008              308            $51,003             $(371)
U.S. Treasury Notes 5Yr. Futures               June 2008              147             16,792               52


The Elfun Income Fund had the following Short futures contracts open at March
31, 2008 (unaudited);
                                                                                                        UNREALIZED
                                                                   NUMBER OF          CURRENT          APPRECIATION/
DESCRIPTION                                 EXPIRATION DATE        CONTRACTS      NOTIONAL VALUE       DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2Yr. Futures               June 2008               8            $(1,717)              $   3
U.S. Treasury Notes 10Yr. Futures              June 2008               68            (8,089)                  1
                                                                                                          -----
                                                                                                          $(315)
                                                                                                          =====


NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $9,601; $17,071 and $19,787; or 3.57%, 0.96%, and 5.39% of
         net assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2008.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(m) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2008 (as a percentage of net assets) as follows:

         MBIA              11.28%
         AMBAC             10.90%
         FSA               10.47%

(o)      Treasury Inflation Protected Securities.

(p) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(r)      Illiquid Securities.

+        Percentages are based on net assets as of March 31, 2008.

*        Less than 0.1%

**       Amount is less than $500



         Abbreviations:

ADR      American Depositary Receipt
AMBAC    AMBAC Indemnity Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
GDR      Global Depositary Receipt
MBIA     Municipal Bond Investors Assurance Corporation
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poor's Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$100,085      $390,831        $25,111         $516,027
Other Financial
   Instruments  $-            $-	      $-	      $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$23,402 	$-
   Accrued discounts/premiums		$  (608)	$-
   Realized gain (loss)			$     2 	$-
   Change in unrealized appreciation
                         (depreciation)	$    87         $-
   Net purchases (sales)		$ 3,398         $-
   Net transfers in and out of Level 3  $(1,171)	$-
Balance at 3/31/08			$25,111         $-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 30, 2008